FINANCIAL INSTRUMENTS - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Fair Value, Inputs, Level 3 $ in Thousands	3 Months Ended
Mar. 31, 2017 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Level 3 liability, January 1, 2017	$ 563,281
Change in fair value	20,883
Level 3 liability, March 31, 2017	$ 584,164